CAPITAL STOCK (Details)			1 Months Ended						3 Months Ended	12 Months Ended
	Nov. 09, 2020 USD ($) shares	May 03, 2019 USD ($) $ / shares shares	Mar. 26, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 30, 2020	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2020 $ / shares	Aug. 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares
CAPITAL STOCK (Details) [Line Items]
Accretion of Class D preferred shares to liquidation preference on automatic conversion (in Dollars) | $										$ 10,219,000	[1]
Share price (in Dollars per share) | $ / shares									$ 10.29
Number of trading days where price is exceeded										20 days
Number of consecutive trading days where price is exceeded										30 days
Outstanding Warrant										17,900,000
Exercise price (in Dollars per share) | $ / shares										$ 11.50
Commencement period										30 days
Redemption price of outstanding warrants (in Dollars per share) | $ / shares										$ 0.01
Adverse effect to holders, amendment, percentage of approval										50.10%
Total proceeds (in Dollars) | $			$ 1,410,000						$ 1,410,000
Exercise price (in Dollars per share) | $ / shares										$ 8.90					$ 13.00
Shares issued									570,212
Warrants price (in Dollars per share) | $ / shares									$ 0.01
Warrant price exceeds (in Dollars per share) | $ / shares									$ 18.00
Warrant outstanding percentage									50.10%
Exercise public warrant									122,640
Remeasurement gain loss (in Dollars) | $									$ 4,851
Neem Holdings Warrants [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights	300,000
Aggregate purchase price (in Dollars) | $	$ 3,000
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares									$ 15.00
Number of trading days where price is exceeded										20 days		30 days	30 days	20 days
Number of consecutive trading days where price is exceeded										30 days
Percentage of remaining share reserved for issuance									50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Five [Member]
CAPITAL STOCK (Details) [Line Items]
Percentage of share reserved for issuance									50.00%	50.00%
Share price (in Dollars per share) | $ / shares									$ 12.50
Performance condition met, shares issued										0
Performance condition met, percentage of share reserved									50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Six [Member]
CAPITAL STOCK (Details) [Line Items]
Percentage of remaining share reserved for issuance									50.00%	50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Maximum [Member]
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded									30 days
Number of consecutive trading days where price is exceeded									30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member]
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded									20 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Share-based Payment Arrangement, Tranche Five [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares									$ 12.50	$ 12.50		$ 12.50
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Minimum [Member] | Share-based Payment Arrangement, Tranche Six [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares									$ 15.00	$ 15.00
Neem Holdings [Member] | Neem Holdings Warrants [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights										300,000
Neem Holdings [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights				300,000
Neem Holdings [Member] | Neem Holdings Warrants [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights				300,000						300,000
Aggregate purchase price (in Dollars) | $				$ 3,000
Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										3,571,591
Preferred shares, liquidation preference multiplier										1.4
Preferred stock, conversion price per share (in Dollars per share) | $ / shares										$ 3.288
Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										1,456,439
Preferred stock, conversion basis										one
Series D Convertible Notes due March 2022 [Member]
CAPITAL STOCK (Details) [Line Items]
Issued warrant acquired									9,509
Series E Convertible Debenture [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Issued										984,567
Preferred Shares | Series C Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock							711,035
Common Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock										(233,788)
Issued warrant acquired										1
Common Stock [Member] | Series C Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Issued							233,788
Common Shares, Earnout [Member] | Schultze Special Purpose Acquisition Corp. [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock									1,140,423	1,140,423
Warrant [Member]
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded										20 days
Number of consecutive trading days where price is exceeded										30 days
Warrant [Member] | Minimum [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 18.00
Public Warrants [Member]
CAPITAL STOCK (Details) [Line Items]
Outstanding Warrant									12,877,360
Eagle Canada Holdings, Inc. (“Eagle Canada”) [Member] | Northern Swan International, Inc. (“NSI”) [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										1,562,339
Conversion of common stock, secondary sale										287,564
Clever Leaves [Member] | Founders Stock [Member] | Schultze Special Purpose Acquisition Corp. [Member]
CAPITAL STOCK (Details) [Line Items]
Recapitalization of stock										1,168,421
Clever Leaves [Member] | Common Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Recapitalization of stock										9,654,721
Clever Leaves [Member] | Common Stock [Member] | Schultze Special Purpose Acquisition Corp. [Member]
CAPITAL STOCK (Details) [Line Items]
Shares of outstanding										8,486,300
Herbal Brands, Inc. | Rock Cliff [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights																63,597
Exercise price (in Dollars per share) | $ / shares																$ 26.73
Herbal Brands, Inc. | Series C Preferred Stock [Member] | Rock Cliff [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights		193,402						193,402
Conversion ratio		1						1
Exercise price (in Dollars per share) | $ / shares		$ 8.79						$ 8.79
Class of warrant or right, fair value (in Dollars) | $		$ 717,000						$ 717,000
Herbal Brands, Inc. | Warrant [Member] | Series C Preferred Stock [Member] | Rock Cliff [Member]
CAPITAL STOCK (Details) [Line Items]
Class of warrant or right, fair value (in Dollars) | $								$ 717,000
Herbal Brands Acquisition [Member]
CAPITAL STOCK (Details) [Line Items]
Issued warrant acquired																	63,597
Shares issued								193,402
Strike price (in Dollars per share) | $ / shares								$ 8.79									$ 26.73
Herbal Brands Acquisition [Member] | Series C Preferred Stock [Member] | Rock Cliff [Member]
CAPITAL STOCK (Details) [Line Items]
Class of warrant or right, fair value (in Dollars) | $								$ 717,000
Private Placement [Member]
CAPITAL STOCK (Details) [Line Items]
Outstanding Warrant									4,900,000
Private Placement [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Preferred stock, liquidation preference, multiplier					1.4
Preferred stock, liquidation preference, initial period, multiplier					1 year
Preferred stock, liquidation preference, quarterly increase, multiplier					0.02
Private Placement [Member] | Series D Preferred Stock [Member] | Maximum [Member]
CAPITAL STOCK (Details) [Line Items]
Preferred stock, liquidation preference, multiplier					1.75
Private Placement [Member] | Series D Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Consideration received on transaction (in Dollars) | $					$ 4,000,000		$ 14,396,000
Sale of stock, consideration received per transaction (in Dollars) | $							7,771,000
Private Placement [Member] | Series C Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Payments for repurchase of redeemable preferred stock (in Dollars) | $							$ 6,250,000
Private Placement [Member] | Preferred Shares | Three Investors | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Number of investors					3
Private Placement [Member] | Preferred Shares | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11.00
Private Placement [Member] | Preferred Shares | Series D Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Number of shares issued in transaction					363,636		1,308,733
Price per share (in Dollars per share) | $ / shares					$ 11.00		$ 11.00
Payments of stock issuance costs (in Dollars) | $							$ 375,000
Private Placement [Member] | Preferred Shares | Series D Preferred Stock [Member] | Three Investors | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock					646,846
Private Placement [Member] | Preferred Shares | Series C Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 8.79
Purchase and cancellation of stock							711,035
Private Placement [Member] | Preferred Shares | Series C Preferred Stock [Member] | Three Investors | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock					848,363
Private Placement [Member] | Common Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion ratio						1
Private Placement [Member] | Common Stock [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										3,571,591
Private Placement [Member] | Common Stock [Member] | Series D Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Issued					559,999		2,015,449
Private Placement [Member] | Common Stock [Member] | Series D Preferred Stock [Member] | Three Investors | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Issued					996,143
Private Placement [Member] | Common Stock [Member] | Series C Preferred Stock [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock							233,788
Private Placement [Member] | Common Stock [Member] | Series C Preferred Stock [Member] | Three Investors | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Issued					278,942
Private Placement [Member] | Additional Paid-in Capital
CAPITAL STOCK (Details) [Line Items]
Accretion of Class D preferred shares to liquidation preference on automatic conversion (in Dollars) | $										$ 10,219,000
Warrant [Member]
CAPITAL STOCK (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 11.50
Stock exercised or called during period			122,640

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.